United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

 (Address of Principal Executive Offices)

(304) 234-9000

 (Registrant's Telephone Number)

Karen Gilomen, Esquire

ALPS Fund Services, Inc.

 1290 Broadway, Suite 1000

 Denver, CO 80203

(Name and Address of Agent for Service)

 (Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  December 31

Date of Reporting Period:  July 1 – September 30, 2019

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-95.4%
CONSUMER DISCRETIONARY-6.8%
	Apparel Retail-1.6%
32,408	Foot Locker, Inc.	$1,398,729

	Automotive Retail-1.6%
10,623	Lithia Motors, Inc., Class A	1,406,273

	Consumer Electronics-0.7%
48,962	Sonos, Inc.(1)	656,580

	Hotels, Resorts & Cruise Lines-0.2%
30,000	Target Hospitality Corp.(1)	204,300

	Internet & Direct Marketing-1.6%
63,812	RealReal, Inc.(1)	1,426,836

	Specialty Stores-1.1%
24,287	Dick's Sporting Goods, Inc.	991,153

TOTAL CONSUMER DISCRETIONARY		6,083,871

CONSUMER STAPLES-3.7%
	Agriculture Products-1.0%
98,106	Village Farms International, Inc.(1)	887,859

	Packaged Foods & Meats-2.7%
23,989	Freshpet, Inc.(1)	1,193,933
42,968	Simply Good Foods Co.(1)	1,245,642
		2,439,575
TOTAL CONSUMER STAPLES		3,327,434

CONSUMER DISCRETIONARY-2.7%
	Education Services-2.7%
80,713	Chegg, Inc.(1)	2,417,354

TOTAL CONSUMER DISCRETIONARY		2,417,354

CONSUMER, NON-CYCLICAL-1.1%
	Health Care Equipment-1.1%
50,552	Misonix, Inc.(1)	1,016,095

TOTAL CONSUMER, NON-CYCLICAL		1,016,095

FINANCIALS-15.7%
	Asset Management & Custody Banks-1.1%
61,132	Victory Capital Holdings, Inc., Class A	940,210

	Investment Banking & Brokerage-2.9%
45,541	Stifel Financial Corp.	2,613,143
Shares/Principal Amount		Value
	Life & Health Insurance-1.0%
34,337	Trupanion, Inc.(1)	$872,847

	Regional Banks-10.7%
23,345	BancorpSouth Bank	691,245
16,169	Banner Corp.	908,213
49,745	Cadence BanCorp	872,527
36,611	CenterState Bank Corp.	878,115
33,762	First Bancorp/Southern Pines, NC	1,212,056
28,813	Franklin Financial Network, Inc.	870,441
34,078	Fulton Financial Corp.	551,382
52,504	Old National Bancorp	903,331
15,580	Pinnacle Financial Partners, Inc.	884,165
36,839	Sterling Bancorp	738,990
28,160	Trustmark Corp.	960,538
		9,471,003
TOTAL FINANCIALS		13,897,203

HEALTH CARE-18.5%
	Health Care Equipment-6.0%
22,385	Hill-Rom Holdings, Inc.	2,355,574
29,846	Integra LifeSciences Holdings Corp.(1)	1,792,849
18,253	IntriCon Corp.(1)	354,838
14,026	NuVasive, Inc.(1)	888,968
		5,392,229
	Health Care Supplies-1.9%
25,014	Neogen Corp.(1)	1,703,704

	Health Care Technology-3.5%
46,439	Teladoc Health, Inc.(1)	3,144,849

	Life Sciences Tools & Services-7.1%
14,284	Charles River Laboratories International, Inc.(1)	1,890,773
10,032	ICON PLC(1)	1,478,115
55,062	Syneos Health, Inc.(1)	2,929,849
		6,298,737
TOTAL HEALTH CARE		16,539,519

INDUSTRIALS-22.5%
	Aerospace & Defense-7.4%
56,523	Hexcel Corp.	4,642,234
24,246	Moog, Inc., Class A	1,966,836
		6,609,070
	Airlines-1.9%
11,146	Allegiant Travel Co.	1,668,110

	Building Products-4.0%
44,987	AAON, Inc.	2,066,703
6,050	Lennox International, Inc.	1,469,969
		3,536,672
	Construction & Engineering-4.7%
109,810	Quanta Services, Inc.	4,150,818

Shares/Principal Amount		Value
	Construction Machinery & Heavy Equipment-0.9%
309,463	Westport Fuel Systems, Inc.(1)	$841,739

	Construction Machinery & Heavy Trucks-1.1%
72,715	Spartan Motors, Inc.	997,650

	Diversified Support Services-0.2%
8,200	Healthcare Services Group, Inc.	199,178

	Trading Companies & Distributors-1.2%
8,723	United Rentals, Inc.(1)	1,087,235

	Trucking-1.1%
18,411	Ryder System, Inc.	953,138

TOTAL INDUSTRIALS		20,043,610

INFORMATION TECHNOLOGY-20.9%
	Application Software-8.3%
375,000	Cloudera, Inc.(1)	3,322,500
10,634	Five9, Inc.(1)	571,471
75,096	LivePerson, Inc.(1)	2,680,927
54,917	Nuance Communications, Inc.(1)	895,696
		7,470,594
	Data Processing & Outsourced Services-2.0%
89,495	I3 Verticals, Inc., Class A(1)	1,800,639

	Electronic Components-2.2%
96,863	Knowles Corp.(1)	1,970,193

	Electronic Equipment & Instruments-2.0%
17,549	OSI Systems, Inc.(1)	1,782,276

	Semiconductors-0.6%
40,043	DSP Group, Inc.(1)	564,006

	Systems Software-2.7%
14,993	Qualys, Inc.(1)	1,133,021
28,401	Rapid7, Inc.(1)	1,289,121
		2,422,142
	Technology Distributors-1.2%
9,232	SYNNEX Corp.	1,042,293

	Technology Hardware, Storage & Peripherals-1.9%
101,423	Pure Storage, Inc., Class A(1)	1,718,106

TOTAL INFORMATION TECHNOLOGY		18,770,249

MATERIALS-1.8%
	Fertilizers & Agricultural Chemicals-1.8%
15,605	Scotts Miracle-Gro Co.	1,588,901

TOTAL MATERIALS		1,588,901
Shares/Principal Amount		Value
TECHNOLOGY-1.0%
	Systems Software-1.0%
14,296	Varonis Systems, Inc.(1)	$854,615

TOTAL TECHNOLOGY		854,615

UTILITIES-0.7%
	Multi-Utilities-0.7%
23,000	MDU Resources Group, Inc.	648,370

TOTAL UTILITIES		648,370

TOTAL COMMON STOCKS
(Cost 56,386,237)		85,187,221

EXCHANGE TRADED FUNDS-2.3%
26,088	iShares Core S&P Small-Cap ETF	2,030,690

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,975,021)		2,030,690

SHORT TERM INVESTMENTS-5.6%
	Mutual Funds-5.6%
4,958,994	Federated Government Obligations Fund 7-Day Yield 1.873% (at net asset value)	4,958,994

TOTAL SHORT TERM INVESTMENTS
(Cost $4,958,994)		4,958,994

TOTAL INVESTMENTS-103.3%
(Cost $63,320,252)		92,176,905
OTHER ASSETS AND LIABILITIES-NET(2)-(3.3)%		(2,968,639)
NET ASSETS-100.0%		$89,208,266

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-89.5%
CONSUMER DISCRETIONARY-13.7%
	General Merchandise Stores-1.8%
50,000	Dollar Tree, Inc.(1)	$5,708,000

	Home Improvement Retail-2.5%
34,000	Home Depot, Inc.	7,888,680

	Internet & Direct Marketing Retail-6.4%
9,300	Amazon.com, Inc.(1)	16,143,963
33,500	Expedia Group, Inc.	4,502,735
		20,646,698
	Movies & Entertainment-3.0%
75,000	Walt Disney Co.	9,774,000

TOTAL CONSUMER DISCRETIONARY		44,017,378

CONSUMER STAPLES-4.2%
	Distillers & Vintners-2.3%
36,000	Constellation Brands, Inc., Class A	7,462,080

	Packaged Foods & Meats-1.9%
110,000	Mondelez International, Inc., Class A	6,085,200

TOTAL CONSUMER STAPLES		13,547,280

FINANCIALS-6.1%
	Asset Management & Custody Banks-2.3%
16,450	BlackRock, Inc.	7,330,778

	Diversified Banks-2.0%
94,000	Citigroup, Inc.	6,493,520

	Investment Banking & Brokerage-1.8%
132,500	Morgan Stanley	5,653,775

TOTAL FINANCIALS		19,478,073

HEALTH CARE-17.2%
	Biotechnology-2.1%
35,000	Amgen, Inc.	6,772,850

	Health Care Equipment-4.3%
110,000	Abbott Laboratories	9,203,700
8,500	Intuitive Surgical, Inc.(1)	4,589,405
		13,793,105
	Life Sciences Tools & Services-3.8%
51,500	IQVIA Holdings, Inc.(1)	7,693,070
15,000	Thermo Fisher Scientific, Inc.	4,369,050
		12,062,120
Shares/Principal Amount		Value
	Managed Health Care-2.7%
40,000	UnitedHealth Group, Inc.	$8,692,800

	Pharmaceuticals-4.3%
28,250	Johnson & Johnson	3,654,985
57,000	Merck & Co., Inc.	4,798,260
45,000	Zoetis, Inc.	5,606,550
		14,059,795
TOTAL HEALTH CARE		55,380,670

INDUSTRIALS-10.9%
	Aerospace & Defense-5.4%
25,276	Boeing Co.	9,616,760
39,300	Raytheon Co.	7,710,267
		17,327,027
	Construction Machinery & Heavy Equipment-2.1%
95,000	Wabtec Corp.	6,826,700

	Industrial Machinery-2.2%
39,500	Parker-Hannifin Corp.	7,134,095

	Trucking-1.2%
22,264	Old Dominion Freight Line, Inc.	3,784,212

TOTAL INDUSTRIALS		35,072,034

INFORMATION TECHNOLOGY-34.1%
	Application Software-4.6%
20,000	Adobe, Inc.(1)	5,525,000
63,000	salesforce.com, Inc.(1)	9,351,720
		14,876,720
	Communications Equipment-7.2%
70,000	Apple, Inc.	15,677,900
30,500	Arista Networks, Inc.(1)	7,287,060
		22,964,960
	Data Processing & Outsourced Services-7.6%
50,500	Black Knight, Inc.(1)	3,083,530
178,000	Genpact, Ltd.	6,897,500
33,000	Mastercard, Inc., Class A	8,961,810
48,000	PayPal Holdings, Inc.(1)	4,972,320
		23,915,160
	Internet Software & Services-5.3%
3,016	Alphabet, Inc., Class C(1)	3,676,504
6,000	Alphabet, Inc., Class A(1)	7,326,840
33,500	Facebook, Inc., Class A(1)	5,965,680
		16,969,024
	IT Consulting & Other Services-1.8%
30,000	Accenture PLC, Class A	5,770,500

	Semiconductors-2.7%
31,211	Broadcom, Inc.	8,616,421

	Systems Software-4.9%
50,000	Microsoft Corp.	6,951,500
123,000	Oracle Corp.	6,768,690

Shares/Principal Amount		Value
7,850	ServiceNow, Inc.(1)	$1,992,722
		15,712,912
TOTAL INFORMATION TECHNOLOGY		108,825,697

MATERIALS-1.7%
	Specialty Chemicals-1.7%
45,000	PPG Industries, Inc.	5,332,950

TOTAL MATERIALS		5,332,950

REAL ESTATE-1.6%
	Specialized REITS-1.6%
38,000	Crown Castle International Corp.	5,282,380

TOTAL REAL ESTATE		5,282,380

TOTAL COMMON STOCKS
(Cost 154,554,613)		286,936,462

EXCHANGE TRADED FUNDS-1.5%
6,130	SPDR S&P 500 ETF Trust	1,819,200
70,000	SPDR S&P Homebuilders ETF	3,085,600

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,635,938)		4,904,800

SHORT TERM INVESTMENTS-6.0%
	Mutual Funds-6.0%
19,125,527	Federated Government Obligations Fund 7-Day Yield 1.873% (at net asset value)	19,125,527

TOTAL SHORT TERM INVESTMENTS
(Cost $19,125,527)		19,125,527

TOTAL INVESTMENTS-97.0%
(Cost $178,316,078)		310,966,789
OTHER ASSETS AND LIABILITIES-NET(2)-3.0%		9,668,332
NET ASSETS-100.0%		$320,635,121

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-62.5%
CONSUMER STAPLES-7.6%
	Hypermarkets & Super Centers-1.7%
16,000	Walmart, Inc.	$1,898,880

	Packaged Foods & Meats-2.9%
61,129	Conagra Brands, Inc.	1,875,438
25,000	General Mills, Inc.	1,378,000
		3,253,438
	Soft Drinks-3.0%
20,000	Coca-Cola Co.	1,088,800
16,000	PepsiCo, Inc.	2,193,600
		3,282,400
TOTAL CONSUMER STAPLES		8,434,718

CONSUMER DISCRETIONARY-1.4%
	General Merchandise Stores-1.4%
15,000	Target Corp.	1,603,650

TOTAL CONSUMER DISCRETIONARY		1,603,650

ENERGY-6.5%
	Integrated Oil & Gas-3.6%
19,100	Chevron Corp.	2,265,260
35,000	TOTAL SA, Sponsored ADR	1,820,000
		4,085,260
	Oil & Gas Refining & Marketing-1.0%
13,000	Valero Energy Corp.	1,108,120

	Pipelines-1.9%
104,000	Kinder Morgan, Inc.	2,143,440

TOTAL ENERGY		7,336,820

FINANCIALS-8.1%
	Asset Management & Custody Banks-0.5%
9,850	State Street Corp.	583,022

	Consumer Finance-2.6%
35,000	Discover Financial Services	2,838,150

	Diversified Banks-2.8%
10,000	JPMorgan Chase & Co.	1,176,900
34,000	US Bancorp	1,881,560
		3,058,460
	Regional Banks-2.2%
25,000	BB&T Corp.	1,334,250
8,000	PNC Financial Services Group, Inc.	1,121,280
		2,455,530
TOTAL FINANCIALS		8,935,162
Shares/Principal Amount		Value
HEALTH CARE-11.8%
	Biotechnology-4.3%
30,000	AbbVie, Inc.	$2,271,600
9,500	Amgen, Inc.	1,838,345
8,000	Gilead Sciences, Inc.	507,040
		4,616,985
	Health Care Equipment-2.0%
20,000	Medtronic PLC	2,172,400

	Health Care Services-1.7%
30,000	CVS Health Corp.	1,892,100

	Pharmaceuticals-3.8%
25,000	Merck & Co., Inc.	2,104,500
60,000	Pfizer, Inc.	2,155,800
		4,260,300
TOTAL HEALTH CARE		12,941,785

INDUSTRIALS-6.2%
	Aerospace & Defense-4.2%
4,650	Boeing Co.	1,769,185
7,250	Lockheed Martin Corp.	2,827,935
		4,597,120
	Airlines-0.5%
10,000	Delta Air Lines, Inc.	576,000

	Electrical Components & Equipment-1.0%
16,500	Emerson Electric Co.	1,103,190

	Industrial Conglomerates-0.5%
3,200	3M Co.	526,080

TOTAL INDUSTRIALS		6,802,390

INFORMATION TECHNOLOGY-11.5%
	Communications Equipment-7.9%
26,000	Apple, Inc.	5,823,220
58,000	Cisco Systems, Inc.	2,865,780
		8,689,000
	Semiconductors-3.6%
29,000	Intel Corp.	1,494,370
20,000	Texas Instruments, Inc.	2,584,800
		4,079,170
TOTAL INFORMATION TECHNOLOGY		12,768,170

MATERIALS-1.7%
	Commodity Chemicals-1.7%
40,000	Dow Chemical Co.	1,906,000

TOTAL MATERIALS		1,906,000

REAL ESTATE-3.6%
	Industrial REITS-1.0%
13,000	Prologis, Inc.	1,107,860

Shares/Principal Amount		Value
	Residential REITS-1.1%
14,000	Equity Residential	$1,207,640

	Specialized REITS-1.5%
13,000	Digital Realty Trust, Inc. REIT	1,687,530

TOTAL REAL ESTATE		4,003,030

TELECOMMUNICATION SERVICES-1.1%
	Integrated Telecommunication Services-1.1%
20,000	Verizon Communications, Inc.	1,207,200

TOTAL TELECOMMUNICATION SERVICES		1,207,200

UTILITIES-3.0%
	Electric Utilities-2.0%
13,025	Duke Energy Corp.	1,248,577
30,000	PPL Corp.	944,700
		2,193,277
	Multi-Utilities-1.0%
13,250	Dominion Energy, Inc.	1,073,780

TOTAL UTILITIES		3,267,057

TOTAL COMMON STOCKS
(Cost 47,275,133)		69,205,982

CORPORATE BONDS-15.0%
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,033,664

	Communications Equipment-0.9%
1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(1)	1,014,151

	Consumer Finance-0.5%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	504,011

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,019,498

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	881,409

	Integrated Telecommunication Services-1.9%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,068,780
Shares/Principal Amount		Value
$1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	$1,015,402
		2,084,182
	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,010,155

	Investment Banking & Brokerage-0.9%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,031,426

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	511,881

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	499,771

	Pharmaceuticals-1.4%
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	531,058
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,027,135
		1,558,193
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	765,670

	Regional Banks-2.3%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	511,240
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	1,002,601
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,048,079
		2,561,920
	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	412,375
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	792,036
		1,204,411
TOTAL CORPORATE BONDS
(Cost $16,349,032)		16,680,342

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-3.4%
	Federal Home Loan Mortgage Corp.-0.5%
$591,959	Series 2015-4517, Class PC, 2.500%, 5/15/2044	$600,411

	Federal National Mortgage Association-1.1%
228,911	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	232,814
1,000,000	Series 2019-51, Class JD, 2.500%, 9/25/2049	984,982
		1,217,796

	Government National Mortgage Association-1.8%
1,894,365	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,959,985

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,705,461)		3,778,192

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.9%
	Commercial Mortgage-Backed Securities-1.9%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,624,702
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	510,946
		2,135,648
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,041,712)		2,135,648

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-8.2%
	Federal Home Loan Mortgage Corp.-1.7%
216,684	Pool G18527, 3.000%, 10/1/2029	222,738
1,574,111	3.500%, 9/1/2033	1,629,004
		1,851,742
	Federal National Mortgage Association-5.1%
434,395	Pool AM3301, 2.350%, 5/1/2023	440,313
322,262	Pool MA1449, 3.000%, 5/1/2028	329,710
641,597	Pool AM6756, 3.570%, 10/1/2029	709,532
1,002,598	3.500%, 3/1/2039	1,037,490
1,738,669	4.000%, 1/1/2049	1,805,410
1,336,803	4.000%, 2/1/2049	1,386,177
		5,708,632
	Small Business Administration Pools-1.4%
885,651	PRIME- 2.50%, 1/25/2042(1)	890,591
Shares/Principal Amount		Value
$615,808	PRIME - 2.60%, 7/25/2042(1)	$616,310
		1,506,901
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $8,886,785)		9,067,275

U.S. GOVERNMENT AGENCIES-3.6%
	Federal Farm Credit Banks Funding Corp.-1.3%
1,000,000	2.620%, 11/6/2025	1,000,084
500,000	3.000%, 8/12/2032	500,053
		1,500,137
	Federal Home Loan Banks-2.3%
500,000	3.050%, 7/27/2028	500,023
1,000,000	3.570%, 5/8/2034	1,006,486
500,000	3.000%, 12/4/2026	500,592
450,000	5.250%, 6/10/2022	492,286
		2,499,387
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $3,964,124)		3,999,524

TAXABLE MUNICIPAL BONDS-3.4%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	508,755

	Colorado-0.1%
135,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	145,492

	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	200,514

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	278,227

	Ohio-1.0%
1,000,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	1,082,190

	Pennsylvania-0.9%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	520,840

Shares/Principal Amount		Value
$450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	$515,349
		1,036,189
	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	513,470

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,632,616)		3,764,837

SHORT TERM INVESTMENTS-1.8%
	Mutual Funds-1.8%
2,037,560	Federated Government Obligations Fund 7-Day Yield 1.873% (at net asset value)	2,037,560

TOTAL SHORT TERM INVESTMENTS
(Cost $2,037,560)		2,037,560

TOTAL INVESTMENTS-99.8%
(Cost $87,892,423)		110,669,360
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		242,110
NET ASSETS-100.0%		$110,911,470

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of September 30, 2019 was 2.09%

PRIME - US Prime Rate as of September 30, 2019 was 5.00%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2019 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-53.7%
	Agency Collat CMO-7.4%
$2,581,488	Series 2012-273, Class 40, 4.000%, 8/15/2042	$2,775,842
7,050,698	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	7,009,592
4,786,197	Series 2019-4894, Class DA, 3.500%, 9/15/2043	4,907,526
1,081,352	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	1,070,804
1,431,580	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	1,433,715
		17,197,479

	Agency Collat PAC CMO-4.1%
4,539,425	Series 2014-25, Class PA, 2.250%, 1/20/2044	4,524,925
4,983,922	Series 2019-99, Class GA, 3.500%, 7/20/2049	5,140,664
		9,665,589

	Federal Home Loan Mortgage Corp.-13.8%
1,342,122	Series 2012-276, Class 25, 2.500%, 9/15/2042	1,364,790
406,567	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	414,949
1,905,014	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	1,906,203
1,896,643	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	1,900,070
806,545	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	810,613
404,441	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	403,551
482,109	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	484,821
1,047,279	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,073,166
1,580,729	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,586,666
3,244,184	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,297,020
1,323,706	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,343,726
3,865,601	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	3,886,102
3,073,308	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	3,215,938
1,259,433	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,297,016
Shares/Principal Amount		Value
$3,198,447	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	$3,302,868
2,668,831	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	2,793,259
3,084,991	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	3,151,851
		32,232,609

	Federal National Mortgage Association-21.4%
593,055	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	635,133
904,462	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	938,370
1,676,151	Series 2003-W18, Class 2A, 4.428%, 6/25/2043, REMIC (1)	1,762,214
1,816,444	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	1,811,200
1,431,699	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,470,183
432,940	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	430,912
1,775,299	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	1,751,525
3,469,126	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,578,817
3,826,275	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	3,834,499
1,500,371	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	1,494,726
499,873	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	493,681
1,082,271	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,105,061
1,654,358	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	1,650,819
1,924,277	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	1,966,830
1,969,085	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,959,793
1,377,833	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,376,434
617,727	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	638,125
407,750	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	400,512
2,993,467	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	3,067,304
3,798,717	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	3,883,514
2,780,997	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	2,843,413
2,226,408	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	2,311,396
1,988,909	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,032,127
4,223,103	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	4,311,822

Shares/Principal Amount		Value
$4,301,730	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	$4,436,896
		50,185,306

	Government National Mortgage Association-6.2%
3,518,624	Series 2005-26, Class ZA, 5.500%, 1/20/2035	3,899,519
391,847	Series 2011-11, Class PC, 2.000%, 4/20/2040	390,192
532,266	Series 2012-50, Class ED, 2.250%, 8/20/2040	533,123
1,497,379	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,452,492
1,045,565	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,055,475
2,387,481	Series 2016-55, Class JA, 3.500%, 4/20/2046	2,488,317
4,748,575	Series 2016-77, Class MB, 2.000%, 9/20/2045	4,734,363
		14,553,481

	Other ABS-0.8%
1,771,258	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,804,204

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $124,583,558)		125,638,668

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-21.0%
	Federal Home Loan Mortgage Corp.-0.3%
659,198	Pool C91361, 4.000%, 3/1/2031	698,862

	Federal National Mortgage Association-6.1%
2,481,439	Pool MA0641, 4.000%, 2/1/2031	2,629,484
1,060,117	Pool MA0695, 4.000%, 4/1/2031	1,123,274
665,752	Pool MA0756, 4.000%, 6/1/2031	705,601
1,805,470	Pool MA0818, 4.000%, 8/1/2031	1,913,655
2,161,865	Pool MA1459, 3.000%, 6/1/2033	2,230,031
2,552,204	Pool AL5169, 4.000%, 4/1/2034	2,689,343
1,925,331	Pool 995026, 6.000%, 9/1/2036	2,216,671
585,649	Pool AL6620, 4.500%, 8/1/2042	643,328
		14,151,387
	FHLMC Collateral-1.0%
2,175,854	12M US L + 1.63%, 3/1/2049(1)	2,245,393

	FNMA Collateral-6.4%
1,117,539	4.000%, 2/1/2042	1,156,001
1,122,427	4.500%, 6/1/2044	1,216,436
4,879,461	12M US L + 1.604%, 12/1/2047(1)	4,980,004
1,730,312	12M US L + 1.62%, 6/1/2048(1)	1,786,774
1,299,100	12M US L + 1.631%, 1/1/2049(1)	1,349,849
4,407,848	12M US L + 1.615%, 4/1/2049(1)	4,530,462
		15,019,526
Shares/Principal Amount		Value
	GNMA2 Collateral-2.8%
$1,463,457	4.000%, 1/20/2041	$1,560,318
4,718,989	5.500%, 2/20/2049	4,986,866
		6,547,184
	Government National Mortgage Association-3.6%
2,225,388	Pool A09704, 3.000%, 10/20/2036	2,282,640
2,736,328	Pool A09713, 3.000%, 4/20/2037	2,806,746
2,526,008	Pool AY5131, 3.000%, 6/20/2037	2,591,019
421,101	Pool G24828, 4.500%, 10/20/2040	444,144
370,075	Pool 589693, 4.500%, 7/15/2029	397,032
		8,521,581
	UMBS Collateral-0.8%
1,853,025	4.000%, 10/1/2040	1,980,514

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $48,810,750)		49,164,447

U.S. GOVERNMENT AGENCY SECURITIES-0.4%
	Federal Home Loan Banks-0.4%
1,000,000	3.800%, 5/13/2039	1,001,654

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $1,000,898)		1,001,654

TAXABLE MUNICIPAL BONDS-21.0%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	513,985

	California-2.8%
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	2,016,983
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,805,013
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	740,585
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,255,360
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	821,164
		6,639,105
	Colorado-0.6%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,041,120

Shares/Principal Amount		Value
$250,000	University of Colorado, 2.856%, 6/1/2033	$259,747
		1,300,867
	Georgia-0.4%
705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	865,211

	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,087,150

	Idaho-0.4%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,066,390

	Indiana-0.2%
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	525,245

	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	458,883
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	384,511
		843,394
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	580,699
300,000	Series A, 5.700%, 12/1/2030	342,075
500,000	Series A, 5.750%, 12/1/2033	569,910
		1,492,684
	Maryland-0.2%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	496,471

	Massachusetts-0.4%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	908,098

	Michigan-0.3%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	634,657
Shares/Principal Amount		Value
	Minnesota-0.4%
$500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	$504,680
250,000	Minnesota Housing Finance Agency, 2.905%, 7/1/2034	254,247
200,000	St Paul Independent School District No 625, 3.114%, 2/1/2034	209,506
		968,433
	Mississippi-0.0%(2)
85,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	88,284

	New York-1.6%
700,000	City of New York NY, 5.985%, 12/1/2036	934,206
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds,, 4.000%, 8/1/2033	549,530
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D,, 4.253%, 11/1/2035	1,111,170
500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-5, 3.580%, 8/1/2032	534,020
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	563,596
		3,692,522
	North Dakota-0.1%
250,000	North Dakota Housing Finance Agency, 3.700%, 7/1/2033	266,378

	Ohio-2.7%
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,029,370
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	575,315
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	591,600
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,529,841

Shares/Principal Amount		Value
$1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	$1,142,930
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	598,405
875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	921,008
		6,388,469
	Oklahoma-0.5%
1,105,000	Oklahoma Development Finance Authority, 4.618%, 6/1/2035	1,235,081

	Oregon-1.0%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	500,295
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	873,570
700,000	5.701%, 10/1/2030	872,053
		2,245,918
	Pennsylvania-2.8%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,270,876
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
370,000	3.780%, 12/1/2029	400,777
285,000	3.880%, 12/1/2030	309,464
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,023,120
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,023,770
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,426,860
		6,454,867
	South Carolina-0.2%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	442,959
Shares/Principal Amount		Value
	Tennessee-0.5%
$1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	$1,185,230

	Texas-2.2%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	563,140
500,000	City of El Paso, Texas, General Obligation Bonds,, 4.944%, 8/15/2033	560,305
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	582,890
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,215,570
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,111,760
500,000	Texas A&M University, 4.077%, 5/15/2039	554,900
545,000	Texas State A & M University Revenue Bonds, Series C, 4.772%, 5/15/2033	600,410
		5,188,975
	Utah-1.0%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	1,983,098
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	264,072
		2,247,170
	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,412,200

	West Virginia-0.2%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	200,170
345,000	Series D, 5.000%, 6/1/2028	345,052
		545,222
	Wisconsin-0.2%
430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	456,862

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $46,765,259)		49,191,827

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-0.6%
	Ohio-0.5%
$1,000,000	City of Columbus OH, 4.070%, 4/1/2033	$1,126,310

	Wisconsin-0.1%
305,000	City of Wauwatosa WI, 4.200%, 11/1/2034	335,701

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,305,000)		1,462,011

SHORT TERM INVESTMENTS-3.3%
	Mutual Funds-3.3%
7,642,678	Federated Government Obligations Fund 7-Day Yield 1.873% (at net asset value)	7,642,678

TOTAL SHORT TERM INVESTMENTS
(Cost $7,642,678)		7,642,678

TOTAL INVESTMENTS-100.0%
(Cost $230,108,143)		234,101,285
OTHER ASSETS AND LIABILITIES-NET(3)-(0.0)%(2)		(111,341)
NET ASSETS-100.0%		$233,989,944

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2019 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-96.2%
	Arizona-0.4%
$500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	$531,820

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,287,869

	West Virginia-94.7%
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,645,800
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,183,783
400,000	4.000%, 5/1/2024	405,944
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	306,351
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	205,586
100,000	Series B, 2.600%, 12/1/2023	103,152
100,000	Series B, 2.800%, 12/1/2024	103,483
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	392,570
450,000	Series C, 3.400%, 12/1/2034	475,713
345,000	Series D, 3.000%, 12/1/2024	366,818
585,000	Series D, 3.000%, 12/1/2025	626,546
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	419,604
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	331,999
950,000	5.000%, 6/1/2028	1,144,541
655,000	5.000%, 6/1/2029	787,100
620,000	Series A, 5.300%, 3/1/2029	622,158
285,000	Series C, 3.500%, 10/1/2025	285,376
Shares/Principal Amount		Value
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
$1,065,000	4.000%, 6/1/2025	$1,208,999
1,100,000	3.000%, 6/1/2026	1,183,765
965,000	3.000%, 6/1/2027	1,032,617
100,000	3.000%, 6/1/2030	105,677
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	202,096
205,000	3.750%, 6/1/2025	212,891
215,000	3.850%, 6/1/2026	223,490
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,148
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	614,861
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	197,310
190,000	Series A, 3.000%, 3/1/2026	204,069
620,000	Series A, 4.000%, 3/1/2029	695,311
405,000	Series A, 3.500%, 12/1/2030	419,301
260,000	Series B, 3.000%, 10/1/2028	267,322
310,000	Series B, 4.000%, 6/1/2031	347,135
135,000	Series E, 3.000%, 6/1/2023	135,485
135,000	Series E, 3.300%, 6/1/2025	135,711
125,000	Series E, 3.400%, 6/1/2026	125,676
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	347,882
275,000	4.000%, 7/1/2032	307,728
	City of Clarksburg, West Virginia, Water Revenue Bonds:
170,000	Series E, 3.000%, 6/1/2020	170,687
180,000	Series E, 3.000%, 6/1/2022	181,573
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	520,421
500,000	4.000%, 7/1/2024	501,190
605,000	3.000%, 7/1/2025	605,581
575,000	3.100%, 7/1/2026	575,569
1,000,000	3.150%, 7/1/2027	1,000,900
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	316,959
300,000	3.000%, 11/1/2028	314,616
120,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	120,151

Shares/Principal Amount		Value
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
$250,000	Series A, 3.000%, 9/1/2023	$250,345
490,000	Series A, 3.500%, 9/1/2027	490,955
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	233,785
600,000	Series B, 4.000%, 12/1/2027	625,440
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	537,930
535,000	Series A, 3.000%, 6/1/2029	558,492
555,000	Series A, 3.000%, 6/1/2030	577,167
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	112,466
225,000	Series C, 3.400%, 11/1/2031	230,432
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	389,553
	Fairmont State University, West Virginia, Revenue Bonds:
765,000	Series A, 5.000%, 6/1/2024	880,699
1,400,000	Series B, 3.000%, 6/1/2024	1,428,560
1,000,000	Series B, 3.100%, 6/1/2025	1,021,850
1,510,000	Fayette County, West Virginia Board of Education Pass Through Certificates Revenue Bonds, 3.250%, 10/1/2033(1)	1,510,770
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	351,027
380,000	Series A, 3.000%, 1/1/2031	370,048
1,660,000	Series A, 4.250%, 1/1/2035	1,744,079
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	309,684
250,000	Series A, 4.000%, 2/1/2023	258,285
450,000	Series A, 3.000%, 2/1/2025	459,234
750,000	Series A, 3.125%, 2/1/2026	766,072
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,532,188
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	211,252
Shares/Principal Amount		Value
	Morgantown, West Virginia, Utility Board Revenue Bonds:
$1,000,000	Series A, 3.000%, 12/1/2028	$1,076,730
1,000,000	Series A, 4.000%, 12/1/2029	1,136,070
1,210,000	Series A, 4.000%, 12/1/2030	1,366,659
1,000,000	Series A, 4.000%, 12/1/2031	1,124,120
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,192,060
635,000	3.000%, 6/1/2034	675,215
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,834,694
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	624,042
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,616,260
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	271,967
1,250,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,331,613
500,000	State of West Virginia, 5.000%, 6/1/2033	631,075
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	689,106
1,220,000	3.000%, 6/1/2023	1,291,761
795,000	3.000%, 6/1/2026	844,870
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
2,055,000	Series A, 5.375%, 7/1/2021	2,176,718
1,710,000	Series C, 5.375%, 7/1/2021	1,811,283
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	625,045
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	714,046
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,821,610
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	528,175

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
$1,280,000	Series B, 3.375%, 11/1/2025	$1,346,970
755,000	Series B, 3.500%, 11/1/2026	796,789
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,309
860,000	4.750%, 6/1/2022	862,210
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,654,389
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,659,673
315,000	Series A, 3.375%, 6/1/2029	334,826
365,000	Series B, 3.375%, 10/1/2023	378,250
390,000	Series B, 3.500%, 10/1/2024	404,797
415,000	Series B, 3.625%, 10/1/2025	431,500
435,000	Series B, 3.750%, 10/1/2026	453,261
545,000	Series C, 3.000%, 6/1/2023	573,258
310,000	Series C, 3.500%, 6/1/2030	330,379
515,000	Series D, 5.000%, 6/1/2025	610,955
600,000	Series D, 3.250%, 6/1/2028	635,256
330,000	Series D, 3.375%, 6/1/2029	350,770
355,000	Series D, 3.500%, 6/1/2030	378,338
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 3.000%, 12/15/2019	500,655
	West Virginia Economic Development Authority Lottery Revenue Bonds:
305,000	Series A, 5.000%, 6/15/2028	312,930
1,000,000	Series A, 5.000%, 7/1/2032	1,228,080
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,530,210
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,097,954
10,000	Series A, 4.000%, 4/1/2020	10,137
485,000	Series A, 5.000%, 4/1/2026	494,060
360,000	Series B, 3.200%, 4/1/2024	373,885
375,000	Series B, 3.375%, 4/1/2025	391,429
385,000	Series B, 3.500%, 4/1/2026	402,883
400,000	Series B, 3.600%, 4/1/2027	418,716
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,119,730
Shares/Principal Amount		Value
$585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	$637,229
	West Virginia Housing Development Fund:
1,500,000	3.700%, 11/1/2032	1,621,620
500,000	3.375%, 11/1/2034	533,950
25,000	West Virginia Housing Development Fund Revenue Bonds, Series A, 3.800%, 11/1/2024	25,032
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	521,320
700,000	Series A, 3.125%, 7/1/2026	732,032
370,000	Series B, 4.000%, 7/1/2023	377,315
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	583,125
515,000	Series A, 5.000%, 7/1/2026	581,842
535,000	Series A, 5.000%, 7/1/2027	603,186
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	321,324
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	531,155
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	552,020
655,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	684,311
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	536,125
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	330,314
340,000	Series A, 2.550%, 10/1/2021	327,345
1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,363,889
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,141,880
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	550,475
345,000	Series B, 5.000%, 10/1/2025	368,971
750,000	Series B, 4.125%, 10/1/2031	785,332

Shares/Principal Amount		Value
$500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	$605,490
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,188,286
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	478,043
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	270,365
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,507,200
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	637,246
600,000	Series A-II, 3.250%, 11/1/2025	636,594
550,000	Series A-II, 5.000%, 11/1/2025	660,885
650,000	Series A-II, 5.000%, 11/1/2026	799,845
800,000	Series A-II, 3.000%, 11/1/2027	863,272
300,000	Series A-II, 3.125%, 11/1/2028	323,475
725,000	Series B-II, 4.000%, 11/1/2025	783,312
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	310,088
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	629,700
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,080,540
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	904,195
		112,573,004
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $109,637,232)		114,392,693
Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-2.8%
Mutual Funds-2.8%
3,338,589	Federated Government Obligations Fund 7-Day Yield 1.873% (at net asset value)	$3,338,589

TOTAL SHORT TERM INVESTMENTS
(Cost $3,338,589)	3,338,589

TOTAL INVESTMENTS-99.0%
(Cost $112,975,821)	117,731,282
OTHER ASSETS AND LIABILITIES-NET(2)-1.0%	1,155,006
NET ASSETS-100.0%	$118,886,288

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of 1,510,770 or 1.27% of net assets.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2019 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-97.7%
BROAD DOMESTIC FIXED INCOME-21.8%
47,287	iShares® 1-3 Year Treasury Bond ETF	$4,010,883
5,000	iShares® 20+ Year Treasury Bond ETF(1)	715,400
35,735	iShares® 7-10 Year Treasury Bond ETF	4,019,116

TOTAL BROAD DOMESTIC FIXED INCOME		8,745,399

COMMODITIES-1.3%
34,273	iShares® Silver Trust(1)(2)	545,626

TOTAL COMMODITIES		545,626

INTERNATIONAL (EX. U.S.) EQUITY-12.7%
24,519	iShares® Edge MSCI USA Quality Factor ETF	2,265,556
30,853	iShares® MSCI EAFE ETF(1)	2,011,924
19,729	iShares® MSCI Emerging Markets ETF(1)	806,324

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		5,083,804

INVESTMENT GRADE CORPORATE FIXED INCOME-18.5%
91,530	Vanguard® Short-Term Corporate Bond ETF	7,418,507

TOTAL INVESTMENT GRADE CORPORATE FIXED INCOME		7,418,507

U.S. BROAD DIVERSIFIED EQUITY-17.9%
13,994	SPDR® S&P 500® ETF Trust(1)	4,152,999
20,005	Vanguard® Total Stock Market ETF	3,020,755

TOTAL U.S. BROAD DIVERSIFIED EQUITY		7,173,754

U.S. SECTOR FOCUSED EQUITY-8.2%
16,671	Consumer Staples Select Sector SPDR® Fund(1)	1,023,933
16,371	Financial Select Sector SPDR® Fund(1)	458,388
10,931	Health Care Select Sector SPDR® Fund(1)	985,211
10,197	Technology Select Sector SPDR® Fund(1)	821,164

TOTAL U.S. SECTOR FOCUSED EQUITY		3,288,696

U.S. SMALL AND MID CAP EQUITY-4.4%
11,597	iShares® Russell 2000® ETF(1)	1,755,090
Shares/Principal Amount		Value

TOTAL U.S. SMALL AND MID CAP EQUITY		$1,755,090

U.S. VALUE COMPANY FOCUSED EQUITY-12.9%
63,489	Vanguard® Mega Cap Value ETF	5,170,544

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		5,170,544

TOTAL EXCHANGE TRADED FUNDS
(Cost $37,379,775)		39,181,420

PURCHASED OPTIONS-0.1%
30	iShares MSCI Emerging Markets ETF, Expires 12/20/2019, Exercise Price , Notional Value $122,610	990
20	iShares Russell 2000 ETF, Expires 12/20/2019, Exercise Price , Notional Value $302,680	3,740
35	SPDR S&P 500 ETF Trust, Expires 12/20/2019, Exercise Price , Notional Value $1,038,695	12,215
20	Technology Select Sector SPDR Fund, Expires 12/20/2019, Exercise Price , Notional Value $161,060	1,420

TOTAL PURCHASED OPTIONS
(Cost $18,768)		18,365

SHORT TERM INVESTMENTS-24.5%
	Mutual Funds-24.5%
9,823,336	Federated Government Obligations Fund 7-Day Yield 1.873% (at net asset value)	9,823,336

TOTAL SHORT TERM INVESTMENTS
(Cost $9,823,336)		9,823,336

TOTAL INVESTMENTS-122.3%
(Cost $47,221,879)		49,023,121
OTHER ASSETS AND LIABILITIES-NET(3)-(22.3)%		(8,932,635)
NET ASSETS-100.0%		$40,090,486

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of September 30, 2019.
(2)	Non-income producing security.
(3)	Assets, including written options, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Consumer Staples Select Sector SPDR Fund	$62.00	11/15/2019	100	$(9,121)	$614,200	$(8,000)
Financial Select Sector SPDR Fund	$28.00	11/15/2019	100	(7,521)	280,000	(7,600)
Health Care Select Sector SPDR Fund	$92.00	11/15/2019	50	(5,311)	450,650	(6,150)
iShares 20+ Year Treasury Bond ETF	$144.00	11/15/2019	50	(9,860)	715,400	(11,300)
iShares MSCI EAFE ETF	$66.00	11/15/2019	100	(7,621)	652,100	(7,800)
iShares MSCI Emerging Markets ETF	$42.00	11/15/2019	60	(3,553)	245,220	(3,060)
iShares Russell 2000 ETF	$158.00	11/15/2019	40	(5,129)	605,360	(5,720)
iShares Silver Trust	$16.00	11/15/2019	200	(10,042)	318,400	(10,400)
SPDR S&P 500 ETF Trust	$302.00	11/15/2019	75	(28,140)	2,225,775	(28,875)
Technology Select Sector SPDR Fund	$84.00	11/15/2019	30	(2,286)	241,590	(2,430)
				$(88,584)	$6,348,695	$(91,335)

Notes to Quarterly Portfolio of Investments

September 30, 2019 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2019, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$85,187,221	$–	$–	$85,187,221
Exchange Traded Funds	2,030,690	–	–	2,030,690
Short Term Investments	4,958,994	–	–	4,958,994
Total	$92,176,905	$–	$–	$92,176,905

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$286,936,462	$–	$–	$286,936,462
Exchange Traded Funds	4,904,800	–	–	4,904,800
Short Term Investments	19,125,527	–	–	19,125,527
Total	$310,966,789	$–	$–	$310,966,789

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$69,205,982	$–	$–	$69,205,982
Corporate Bonds	–	16,680,342	–	16,680,342
U.S. Government Agency - Collateralized Mortgage Obligations	–	3,778,192	–	3,778,192
Commercial Mortgage-Backed Securities		2,135,648		2,135,648
U.S. Government Agency - Mortgage Backed Securities	–	9,067,275	–	9,067,275
U.S. Government Agency Securities	–	3,999,524	–	3,999,524
Taxable Municipal Bonds	–	3,764,837	–	3,764,837
Short Term Investments	2,037,560	–	–	2,037,560
Total	$71,243,542	$39,425,818	$–	$110,669,360

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$125,638,668	$–	$125,638,668
U.S. Government Agency - Mortgage Backed Securities	–	49,164,447	–	49,164,447
U.S. Treasury Bonds	–	1,001,654	–	1,001,654
Taxable Municipal Bonds	–	49,191,827	–	49,191,827
Non-Taxable Municipal Bonds	–	1,462,011	–	1,462,011
Short Term Investments	7,642,678	–	–	7,642,678
Total	$7,642,678	$226,458,607	$–	$234,101,285

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$114,392,693	$–	$114,392,693
Short Term Investments	3,338,589	–	–	3,338,589
Total	$3,338,589	$114,392,693	$–	$117,731,282

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$38,181,420	$–	$–	$38,181,420
Purchased Options	18,365	–	–	18,365
Short Term Investments	9,823,336	–	–	9,823,336
Total	$49,023,121	$–	$–	$49,023,121

Other Financial Instruments
Liabilities
Written Options	$(91,335)	$–	$–	$(91,335)
Total	$(91,335)	$–	$–	$(91,335)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2019. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2019, 23% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 20, 2019

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2019